LOANS HELD FOR INVESTMENT - Investment Portfolio (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 USD ($)	Apr. 30, 2015	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Loans held for investment
Mortgage Loans on Real Estate Total Commitment Amount			$ 1,300,000
Outstanding Principal			1,133,842	$ 1,395,281
Carrying Amount			$ 1,127,812	$ 1,384,975
Unleveraged effective yield (as a percent)			6.00%	6.00%
Unleveraged effective yield dispositions, early prepayments or defaults			$ 0
Fixed interest rate (as a percent)			5.30%	5.50%
Office Building in TX
Loans held for investment
Outstanding Principal			$ 80,500
Carrying Amount			$ 80,000
Basis spread (as a percent)			5.00%
Unleveraged effective yield (as a percent)			6.20%
Base rate			30-day LIBOR
Retail Property in IL
Loans held for investment
Outstanding Principal			$ 75,900
Carrying Amount			$ 75,600
Basis spread (as a percent)		4.00%	4.00%
Unleveraged effective yield (as a percent)			4.80%
Base rate		30-day LIBOR	30-day LIBOR
LIBOR Floor due to modification (as a percent)		4.20%
Mixed use in IL
Loans held for investment
Outstanding Principal			$ 53,200
Carrying Amount			$ 52,700
Basis spread (as a percent)			3.60%
Unleveraged effective yield (as a percent)			4.40%
Base rate			30-day LIBOR
Office Building in FL
Loans held for investment
Outstanding Principal			$ 47,300
Carrying Amount			$ 47,300
Basis spread (as a percent)			5.25%
Unleveraged effective yield (as a percent)			5.60%
Base rate			30-day LIBOR
Multifamily in TX
Loans held for investment
Outstanding Principal			$ 44,700
Carrying Amount			$ 44,700
Basis spread (as a percent)			3.75%
Unleveraged effective yield (as a percent)			4.70%
Base rate			30-day LIBOR
Healthcare In NY
Loans held for investment
Outstanding Principal			$ 41,600
Carrying Amount			$ 41,400
Basis spread (as a percent)			5.00%
Unleveraged effective yield (as a percent)			5.90%
Base rate			30-day LIBOR
Industrial in MO and KS
Loans held for investment
Outstanding Principal			$ 37,400
Carrying Amount			$ 37,300
Basis spread (as a percent)			4.30%
Unleveraged effective yield (as a percent)			5.20%
Base rate			30-day LIBOR
Hotel in NY
Loans held for investment
Outstanding Principal			$ 36,500
Carrying Amount			$ 36,200
Basis spread (as a percent)			4.75%
Unleveraged effective yield (as a percent)			5.60%
Base rate			30-day LIBOR
Hotel in MI
Loans held for investment
Outstanding Principal			$ 35,200
Carrying Amount			$ 35,100
Basis spread (as a percent)			4.15%
Unleveraged effective yield (as a percent)			4.80%
Base rate			30-day LIBOR
Multifamily in TX
Loans held for investment
Outstanding Principal			$ 35,000
Carrying Amount			$ 35,000
Basis spread (as a percent)			3.75%
Unleveraged effective yield (as a percent)			4.70%
Base rate			30-day LIBOR
Office Building in FL
Loans held for investment
Outstanding Principal			$ 34,000
Carrying Amount			$ 33,900
Basis spread (as a percent)			3.65%
Unleveraged effective yield (as a percent)			4.30%
Base rate			30-day LIBOR
Industrial in OH
Loans held for investment
Outstanding Principal			$ 32,500
Carrying Amount			$ 32,300
Basis spread (as a percent)			4.20%
Unleveraged effective yield (as a percent)			5.00%
Base rate			30-day LIBOR
Retail Property in IL
Loans held for investment
Outstanding Principal			$ 30,400
Carrying Amount			$ 30,200
Basis spread (as a percent)			3.25%
Unleveraged effective yield (as a percent)			4.10%
Base rate			30-day LIBOR
Multifamily in NY
Loans held for investment
Outstanding Principal			$ 28,300
Carrying Amount			$ 28,200
Basis spread (as a percent)			3.75%
Unleveraged effective yield (as a percent)			4.70%
Base rate			30-day LIBOR
Multifamily in TX
Loans held for investment
Outstanding Principal			$ 27,600
Carrying Amount			$ 27,500
Basis spread (as a percent)			3.65%
Unleveraged effective yield (as a percent)			4.60%
Base rate			30-day LIBOR
Office Building in OR
Loans held for investment
Outstanding Principal			$ 28,400
Carrying Amount			$ 28,100
Basis spread (as a percent)			3.75%
Unleveraged effective yield (as a percent)			4.60%
Base rate			30-day LIBOR
Mixed use in NY
Loans held for investment
Outstanding Principal			$ 28,000
Carrying Amount			$ 27,900
Basis spread (as a percent)			4.25%
Unleveraged effective yield (as a percent)			5.00%
Base rate			30-day LIBOR
Office Building in KS
Loans held for investment
Outstanding Principal			$ 25,500
Carrying Amount			$ 25,500
Basis spread (as a percent)			5.00%
Unleveraged effective yield (as a percent)			5.90%
Base rate			30-day LIBOR
Multifamily in TX
Loans held for investment
Outstanding Principal			$ 25,000
Carrying Amount			$ 24,900
Basis spread (as a percent)			3.65%
Unleveraged effective yield (as a percent)			4.60%
Base rate			30-day LIBOR
Multifamily in TX
Loans held for investment
Outstanding Principal			$ 23,900
Carrying Amount			$ 23,800
Basis spread (as a percent)			3.80%
Unleveraged effective yield (as a percent)			4.40%
Base rate			30-day LIBOR
Multifamily in GA
Loans held for investment
Outstanding Principal			$ 23,100
Carrying Amount			$ 23,000
Basis spread (as a percent)			3.85%
Unleveraged effective yield (as a percent)			5.00%
Base rate			30-day LIBOR
Multifamily in AZ
Loans held for investment
Outstanding Principal			$ 22,100
Carrying Amount			$ 22,100
Basis spread (as a percent)			4.25%
Unleveraged effective yield (as a percent)			5.50%
Base rate			30-day LIBOR
Industrial in VA
Loans held for investment
Outstanding Principal			$ 19,000
Carrying Amount			$ 19,000
Basis spread (as a percent)			5.25%
Unleveraged effective yield (as a percent)			6.40%
Base rate			30-day LIBOR
Office Building in CO
Loans held for investment
Outstanding Principal			$ 18,700
Carrying Amount			$ 18,500
Basis spread (as a percent)			3.95%
Unleveraged effective yield (as a percent)			4.90%
Base rate			30-day LIBOR
Office Building in CA
Loans held for investment
Outstanding Principal			$ 15,900
Carrying Amount			$ 15,800
Basis spread (as a percent)			3.75%
Unleveraged effective yield (as a percent)			4.60%
Base rate			30-day LIBOR
Multifamily in NC
Loans held for investment
Outstanding Principal			$ 16,000
Carrying Amount			$ 15,900
Basis spread (as a percent)			4.00%
Unleveraged effective yield (as a percent)			5.00%
Base rate			30-day LIBOR
Office Building in CA
Loans held for investment
Outstanding Principal			$ 14,900
Carrying Amount			$ 14,900
Basis spread (as a percent)			4.50%
Unleveraged effective yield (as a percent)			5.50%
Base rate			30-day LIBOR
Multifamily in NY
Loans held for investment
Outstanding Principal			$ 14,900
Carrying Amount			$ 14,900
Basis spread (as a percent)			3.85%
Unleveraged effective yield (as a percent)			4.70%
Base rate			30-day LIBOR
Office Building in CA
Loans held for investment
Outstanding Principal			$ 14,500
Carrying Amount			$ 14,500
Basis spread (as a percent)			4.75%
Unleveraged effective yield (as a percent)			5.80%
Base rate			30-day LIBOR
Mixed use in NY
Loans held for investment
Outstanding Principal			$ 13,100
Carrying Amount			$ 13,000
Basis spread (as a percent)			3.95%
Unleveraged effective yield (as a percent)			5.00%
Base rate			30-day LIBOR
Multifamily in FL
Loans held for investment
Outstanding Principal			$ 12,300
Carrying Amount			$ 12,200
Basis spread (as a percent)			3.75%
Unleveraged effective yield (as a percent)			4.80%
Base rate			30-day LIBOR
Industrial in CA
Loans held for investment
Outstanding Principal			$ 10,100
Carrying Amount			$ 10,000
Basis spread (as a percent)			5.25%
Unleveraged effective yield (as a percent)			6.50%
Base rate			30-day LIBOR
Multifamily in GA and FL
Loans held for investment
Outstanding Principal			$ 50,800
Carrying Amount			$ 50,300
Basis spread (as a percent)			11.85%
Unleveraged effective yield (as a percent)			12.50%
Base rate			30-day LIBOR
Multifamily in NY
Loans held for investment
Outstanding Principal			$ 33,300
Carrying Amount			$ 33,200
Basis spread (as a percent)			8.07%
Unleveraged effective yield (as a percent)			8.80%
Base rate			30-day LIBOR
Office Building in GA
Loans held for investment
Outstanding Principal			$ 14,300
Carrying Amount			$ 14,300
Unleveraged effective yield (as a percent)			9.50%
Fixed interest rate (as a percent)			9.50%
Mixed use in NY
Loans held for investment
Outstanding Principal			$ 16,500
Carrying Amount			$ 16,400
Unleveraged effective yield (as a percent)			12.10%
Fixed interest rate (as a percent)			11.50%
Mixed use in NY | PIK
Loans held for investment
Basis spread (as a percent)			9.00%
Fixed interest rate (as a percent)	15.00%
Increase in total commitment and outstanding principal amount	$ 650
Multifamily in TX
Loans held for investment
Outstanding Principal			$ 4,900
Carrying Amount			$ 4,800
Basis spread (as a percent)			11.00%
Unleveraged effective yield (as a percent)			11.80%
Base rate			30-day LIBOR
Multifamily in TX | PIK
Loans held for investment
Basis spread (as a percent)			9.00%
Preferred return base rate			30-day LIBOR
Diversified Properties
Loans held for investment
Outstanding Principal			$ 48,500
Carrying Amount			$ 47,400
Unleveraged effective yield (as a percent)			11.70%
Fixed interest rate (as a percent)			10.95%
Multifamily GA And FL
Loans held for investment
Preferred return fixed interest rate (as a percent)			11.85%
Preferred return base rate			30-day LIBOR
Multifamily GA And FL | PIK
Loans held for investment
Basis spread (as a percent)			2.00%
Minimum
Loans held for investment
Number of extension options | item			1
Maximum
Loans held for investment
Number of extension options | item			2